JOHNSON CONTROLS, INC. SAVINGS AND INVESTMENT MASTER TRUST - Schedule of Changes in Net Assets Held in the Master Trust (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
Contributions:
Participants	$ 9,304,955
Employer	4,863,219
Total contributions	14,168,174
Total additions	40,576,324
Deductions from net assets attributed to:
Participant withdrawals	11,188,554
Administrative expenses	124,489
Total deductions	11,313,043
Transfers from other plans, net	1,623,751
Net increase in net assets available for benefits	30,887,032
Net assets available for benefits, beginning of year	152,297,972
Net assets available for benefits, end of year	183,185,004
EBP, Nonconsolidated, Master Trust
Additions to net assets attributed to net appreciation in fair value of investments:
Net appreciation in fair value of investments	1,178,868,090
Contributions:
Participants	281,423,300
Employer	180,863,810
Participant loan repayments	39,750,622
Total contributions	502,037,732
Interest and dividends	6,830,986
Total additions	1,687,736,808
Deductions from net assets attributed to:
Participant withdrawals	844,238,445
Participant loan withdrawals	42,093,630
Administrative expenses	4,296,939
Total deductions	890,629,014
Transfers from other plans, net	(201,141,592)
Net increase in net assets available for benefits	595,966,202
Net assets available for benefits, beginning of year	7,080,136,143
Net assets available for benefits, end of year	7,676,102,345
Common Stock Funds | EBP, Nonconsolidated, Master Trust
Additions to net assets attributed to net appreciation in fair value of investments:
Net appreciation in fair value of investments	187,523,857
Other Separate Accounts | EBP, Nonconsolidated, Master Trust
Additions to net assets attributed to net appreciation in fair value of investments:
Net appreciation in fair value of investments	$ 991,344,233